RIGHT-OF-USE- ASSET AND LEASE LIABILITY (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Aug. 31, 2022	Nov. 30, 2021
Right-of-use- Asset And Lease Liability
Balance, beginning of year	$ 135,175
Additions	114,534	144,702
Lease payments	(67,391)	(10,298)
Interest expense	7,730	771
Net exchange differences	(8,405)
Gross lease liability	181,643	135,175
Less: current portion	(105,931)	(61,703)
Balance, end of year	$ 75,712	$ 73,472